October 2, 2020

VIA EDGAR

Office of Filings and Information Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc. (the “Company”)
(File Nos. 033-66528 and 811-07912)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Company, that: (i) the form of the Prospectus that the Company would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in Post-Effective Amendment No. 81, which was filed on September 25, 2020, and (ii) the text of Post-Effective Amendment No. 81 was filed electronically on September 25, 2020.

Please do not hesitate to contact Jonathan Gaines of Dechert LLP at (212) 641-5600 if you have any questions regarding this certification.

Sincerely,

/s/ Lisa M. King
Lisa M. King
Secretary
Old Westbury Funds, Inc.
c/o The Bank of New York Mellon
760 Moore Road
King of Prussia, PA 19406

cc:	Nicola Knight, Esq.
Jonathan Gaines, Esq.